NATURE OF THE ORGANIZATION AND BUSINESS (Details Narrative) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Common Stock, Shares Par Value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	250,000,000	250,000,000
February 6, 2025 | Registration Statement
Common Stock, Shares Per Share	$ 0.75
Common Stock, Shares Par Value	$ 0.001
Common Stock, Shares Authorized	6,000,000